Provisions - Maximum exposure to credit risk - Issued foreign letters of credit (Details) - Issued foreign letters of credit - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Maximum exposure to credit risk	$ 388,396	$ 94,313
Normal
Contingencies and Commitments
Maximum exposure to credit risk	388,396	$ 94,313
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	344,874
12-month expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	344,874
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	1,585
12-month expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	1,585
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	41,823
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	41,823
Lifetime expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	114
Lifetime expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	$ 114